PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Prepaid Expense, Current [Abstract]
Schedule of Prepaid expenses and other current assets
Prepaid expenses and other current assets are as following:

	December 31,
	2020	2019

Receivable from the Dutch tax authorities (1)	$12,285	$1,682
Receivable from the German authorities - COVID 19 (2)	1,887	-
Dutch Governmental support - COVID 19 (3)	1,068	-
Other	3,669	3,298
Total prepaid expenses and other currect assets	$18,909	$4,980

(1)
The Company is obligated to hold restricted cash in the Netherlands, which is restricted for payments to the tax authorities. From time to time the Company is allowed to make a request to release the money from the restricted account into the regular bank account. As part of the process the Company transfers the requested amount to the Dutch tax authorities, who pay it back after a few weeks into the Company’s regular bank account.

(2)
In Germany, the employees are eligible for payroll support (see note 1). The Company pays to its German employees their full salary and the Company is being reimbursed by the German government for the payroll support amount.

(3)	In the Netherlands, the Company is eligible for payroll support (see note 1).